SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2018
Operating Segments [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION
Our operations are organized into five operating segments which are regularly reviewed by our Chief Operating Decision Maker (the "CODM") for the purpose of allocating resources to the segment and to assess its performance. The key measures used by the CODM in assessing performance and in making resource allocation decisions are company funds from operations, or Company FFO and Company EBITDA.
Company FFO is calculated as net income excluding the impact of depreciation and amortization, deferred income taxes, breakage and transaction costs, non-cash valuation gains or losses and other items. When determining Company FFO, we include our proportionate share of Company FFO of equity accounted investment.
Company FFO is further adjusted as Company EBITDA to exclude the impact of realized disposition gains (losses), interest expenses, current income taxes, and realized disposition gains, current income taxes and interest expenses related to equity accounted investments.

	Three Months Ended June 30, 2018
	Total attributable to the partnership
(US$ MILLIONS)	Business Services	Construction Services	Industrial Operations	Energy	Corporate and Other	Total
Revenues	$6,726	$1,133	$855	$57	$4	$8,775
Direct operating costs	(6,603)	(1,108)	(438)	(49)	(2)	(8,200)
General and administrative expenses	(61)	(11)	(49)	(5)	(16)	(142)
Equity accounted Company EBITDA (3)	7	—	4	52	—	63
Company EBITDA attributable to others (4)	(46)	—	(264)	(4)	—	(314)
Company EBITDA (1)	23	14	108	51	(14)	182
Realized disposition gain/(loss), net	55	—	35	—	—	90
Interest expense	(22)	—	(55)	(6)	—	(83)
Realized disposition gain, current income taxes and interest expenses related to equity accounted investment (3)	(1)	—	(1)	(18)	—	(20)
Current income taxes	(13)	(9)	(29)	(1)	—	(52)
Company FFO attributable to others (net of Company EBITDA attributable to others) (4)	19	—	36	5	—	60
Company FFO (1)	61	5	94	31	(14)	177
Depreciation and amortization expense (2)						(105)
Impairment expense, net						—
Other income (expense), net						(7)
Deferred income taxes						39
Non-cash items attributable to equity accounted investments (3)						(50)
Non-cash items attributable to others (4)						65
Net income (loss) attributable to unitholders (1)						$119
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(1)
Company EBITDA, Company FFO and net income attributable to unitholders include Company EBITDA, Company FFO, and net income attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders and special limited partnership unitholders.

(2)
For the three month period ended June 30, 2018, depreciation and amortization by segment is as follows: Business Services $29 million, Construction Services $5 million, Industrial Operations $53 million, Energy $18 million, and Corporate and Other $nil.

(3)	The sum of these amounts equates to equity accounted loss of $7 million.

(4)	Total cash and non-cash items attributable to the interest of others equals net gain of $189 million as per the unaudited interim condensed consolidated statements of operating results.

	Six Months Ended June 30, 2018
	Total attributable to the partnership
(US$ MILLIONS)	Business Services	Construction Services	Industrial Operations	Energy	Corporate and Other	Total
Revenues	$13,030	$2,176	$1,602	$154	$7	$16,969
Direct operating costs	(12,817)	(2,128)	(791)	(109)	(4)	(15,849)
General and administrative expenses	(118)	(21)	(79)	(10)	(32)	(260)
Equity accounted Company EBITDA (3)	15	—	9	98	—	122
Company EBITDA attributable to others (4)	(71)	—	(514)	(24)	—	(609)
Company EBITDA (1)	39	27	227	109	(29)	373
Realized disposition gain	55	—	51	—	—	106
Interest expense	(41)	—	(114)	(14)	—	(169)
Realized disposition gain, current income taxes and interest expenses related to equity accounted investments (3)	(1)	—	(2)	(36)	—	(39)
Current income taxes	(17)	(13)	(49)	(1)	—	(80)
Company FFO attributable to others (net of Company EBITDA attributable to others) (4)	34	—	79	11	—	124
Company FFO (1)	69	14	192	69	(29)	315
Depreciation and amortization expense (2)						(211)
Impairment expense, net						—
Other income (expense), net						(21)
Deferred income taxes						29
Non-cash items attributable to equity accounted investments (3)						(73)
Non-cash items attributable to others (4)						154
Net income (loss) attributable to unitholders (1)						$193
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(1)
Company EBITDA, Company FFO and net income attributable to unitholders include Company EBITDA, Company FFO, and net income attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders and special limited partnership unitholders.

(2)
For the six month period ended June 30, 2018, depreciation and amortization by segment is as follows; Business Services $57 million, Construction Services $10 million, Industrial Operations $106 million, Energy $38 million, and Corporate and Other $nil.

(3)	The sum of these amounts equates to equity accounted income of $10 million.

(4)	Total cash and non-cash items attributable to the interest of others equals net gain of $331 million as per the unaudited interim condensed consolidated statements of operating results.

	Three Months Ended June 30, 2017
	Total attributable to the partnership
(US$ MILLIONS)	Business Services	Construction Services	Industrial Operations	Energy	Corporate and Other	Total
Revenues	$3,273	$1,125	$406	$64	$2	$4,870
Direct operating costs	(3,207)	(1,104)	(316)	(45)	(1)	(4,673)
General and administrative expenses	(30)	(11)	(22)	(4)	(9)	(76)
Equity accounted Company EBITDA (3)	11	—	1	12	—	24
Company EBITDA attributable to others (4)	(26)	—	(53)	(12)	—	(91)
Company EBITDA (1)	21	10	16	15	(8)	54
Realized disposition gain/(loss), net	1	—	8	—	—	9
Interest expense	(9)	—	(34)	(7)	—	(50)
Realized disposition gain, current income taxes and interest expenses related to equity accounted investment (3)	—	—	—	(1)	—	(1)
Current income taxes	(4)	2	(5)	—	3	(4)
Company FFO attributable to others (net of Company EBITDA attributable to others) (4)	8	—	23	4	—	35
Company FFO (1)	17	12	8	11	(5)	43
Depreciation and amortization expense (2)						(88)
Impairment expense, net						(23)
Other income (expense), net						(9)
Deferred income taxes						4
Non-cash items attributable to equity accounted investments (3)						(9)
Non-cash items attributable to others (4)						76
Net income (loss) attributable to unitholders (1)						$(6)
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(1)
Company EBITDA, Company FFO and net income attributable to unitholders include Company EBITDA, Company FFO, and net income attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders and special limited partnership unitholders.

(2)
For the three month period ended June 30, 2017, depreciation and amortization by segment is as follows: Business Services $13 million, Construction Services $7 million, Industrial Operations $44 million, Energy $24 million, and Corporate and Other $nil.

(3)	The sum of these amounts equates to equity accounted income of $14 million.

(4)	Total cash and non-cash items attributable to the interest of others equals net loss of $20 million as per the unaudited interim condensed consolidated statements of operating results.

	Six Months Ended June 30, 2017
	Total attributable to the partnership
(US$ MILLIONS)	Business Services	Construction Services	Industrial Operations	Energy	Corporate and Other	Total
Revenues	$3,889	$2,141	$637	$133	$4	$6,804
Direct operating costs	(3,790)	(2,124)	(535)	(96)	(2)	(6,547)
General and administrative expenses	(53)	(22)	(37)	(8)	(18)	(138)
Equity accounted Company EBITDA (3)	15	—	1	26	—	42
Company EBITDA attributable to others (4)	(40)	1	(51)	(24)	—	(114)
Company EBITDA (1)	21	(4)	15	31	(16)	47
Realized disposition gain/(loss), net	6	2	237	36	—	281
Interest expense	(13)	—	(43)	(13)	—	(69)
Realized disposition gain, current income taxes and interest expenses related to equity accounted investment (3)	—	—	—	(2)	—	(2)
Current income taxes	(4)	12	(13)	(1)	6	—
Company FFO attributable to others (net of Company EBITDA attributable to others) (4)	11	(1)	(109)	(20)	—	(119)
Company FFO (1)	21	9	87	31	(10)	138
Depreciation and amortization expense (2)						(153)
Impairment expense, net						(30)
Other income (expense), net						5
Deferred income taxes						—
Non-cash items attributable to equity accounted investments (3)						(16)
Non-cash items attributable to others (4)						116
Net income (loss) attributable to unitholders (1)						$60

(1)
Company EBITDA, Company FFO and net income attributable to unitholders include Company EBITDA, Company FFO, and net income attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders and special limited partnership unitholders.

(2)
For the six month period ended June 30, 2017, depreciation and amortization by segment is as follows: Business Services $22 million, Construction Services $12 million, Industrial Operations $69 million, Energy $50 million, and Corporate and Other $nil.

(3)	The sum of these amounts equates to equity accounted income of $24 million.

(4)	Total cash and non-cash items attributable to the interest of others equals net gain of $117 million as per the unaudited interim condensed consolidated statements of operating results.
For the purpose of monitoring segment performance and allocating resources between segments, the CODM monitors the assets, including investments accounted for using the equity method, attributable to each segment.
The following is an analysis of the partnership's assets by reportable operating segment as at June 30, 2018 and December 31, 2017:

	As at June 30, 2018
	Total attributable to the partnership
(US$ MILLIONS)	Business Services	Construction Services	Industrial Operations	Energy	Corporate and Other	Total
Total assets	$5,361	$2,671	$6,388	$1,686	$935	$17,041

	As at December 31, 2017
	Total attributable to the partnership
(US$ MILLIONS)	Business Services	Construction Services	Industrial Operations	Energy	Corporate and Other	Total
Total assets	$5,246	$2,653	$5,839	$1,671	$395	$15,804